Ford Credit Auto Owner Trust 2020-B
Monthly Investor Report

Collection Period	May 2021
Payment Date	6/15/2021
Transaction Month	12
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-225949 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$2,254,021,429.53	79,887	56.3 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$411,540,000.00	0.26275%	July 15, 2021
Class A-2 Notes	$685,900,000.00	0.50%	February 15, 2023
Class A-3 Notes	$686,130,000.00	0.56%	October 15, 2024
Class A-4 Notes	$216,800,000.00	0.79%	November 15, 2025
Class B Notes	$63,160,000.00	1.19%	January 15, 2026
Class C Notes	$42,120,000.00	2.04%	December 15, 2026

Total	$2,105,650,000.00

II. AVAILABLE FUNDS

Interest:
Interest Collections	$3,118,952.90

Principal:
Principal Collections	$35,292,499.35
Prepayments in Full	$21,222,024.12
Liquidation Proceeds	$335,420.24
Recoveries	$90,340.46
Sub Total	$56,940,284.17
Collections	$60,059,237.07

Purchase Amounts:
Purchase Amounts Related to Principal	$21,159.34
Purchase Amounts Related to Interest	$100.70
Sub Total	$21,260.04

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$60,080,497.11

Ford Credit Auto Owner Trust 2020-B
Monthly Investor Report

Collection Period	May 2021
Payment Date	6/15/2021
Transaction Month	12
III. DISTRIBUTIONS

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$60,080,497.11
Servicing Fee	$1,228,163.89	$1,228,163.89	$0.00	$0.00	$58,852,333.22
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$58,852,333.22
Interest - Class A-2 Notes	$134,837.01	$134,837.01	$0.00	$0.00	$58,717,496.21
Interest - Class A-3 Notes	$320,194.00	$320,194.00	$0.00	$0.00	$58,397,302.21
Interest - Class A-4 Notes	$142,726.67	$142,726.67	$0.00	$0.00	$58,254,575.54
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$58,254,575.54
Interest - Class B Notes	$62,633.67	$62,633.67	$0.00	$0.00	$58,191,941.87
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$58,191,941.87
Interest - Class C Notes	$71,604.00	$71,604.00	$0.00	$0.00	$58,120,337.87
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$58,120,337.87
Regular Principal Payment	$52,195,393.57	$52,195,393.57	$0.00	$0.00	$5,924,944.30
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$5,924,944.30
Residual Released to Depositor	$0.00	$5,924,944.30	$0.00	$0.00	$0.00

Total		$60,080,497.11

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$52,195,393.57
Total					$52,195,393.57
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payment
		Per $1,000 of		Per $1,000 of		Per $1,000 of
	Actual	Original Balance	Actual	Original Balance	Actual	Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2 Notes	$52,195,393.57	$76.10	$134,837.01	$0.20	$52,330,230.58	$76.30
Class A-3 Notes	$0.00	$0.00	$320,194.00	$0.47	$320,194.00	$0.47
Class A-4 Notes	$0.00	$0.00	$142,726.67	$0.66	$142,726.67	$0.66
Class B Notes	$0.00	$0.00	$62,633.67	$0.99	$62,633.67	$0.99
Class C Notes	$0.00	$0.00	$71,604.00	$1.70	$71,604.00	$1.70
Total	$52,195,393.57	$24.79	$731,995.35	$0.35	$52,927,388.92	$25.14

Ford Credit Auto Owner Trust 2020-B
Monthly Investor Report

Collection Period	May 2021
Payment Date	6/15/2021
Transaction Month	12

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period		End of Period
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2 Notes	$323,608,817.19	0.4718017	$271,413,423.62	0.3957041
Class A-3 Notes	$686,130,000.00	1.0000000	$686,130,000.00	1.0000000
Class A-4 Notes	$216,800,000.00	1.0000000	$216,800,000.00	1.0000000
Class B Notes	$63,160,000.00	1.0000000	$63,160,000.00	1.0000000
Class C Notes	$42,120,000.00	1.0000000	$42,120,000.00	1.0000000
Total	$1,331,818,817.19	0.6324977	$1,279,623,423.62	0.6077095

Pool Information
Weighted Average APR	2.676%	2.666%
Weighted Average Remaining Term	47.56	46.74
Number of Receivables Outstanding	59,873	58,421
Pool Balance	$1,473,796,667.79	$1,416,792,313.32
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$1,374,982,332.84	$1,321,931,873.95
Pool Factor	0.6538521	0.6285620

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$21,056,565.63
Yield Supplement Overcollateralization Amount	$94,860,439.37
Targeted Overcollateralization Amount	$137,168,889.70
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$137,168,889.70

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$21,056,565.63
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$21,056,565.63
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$21,056,565.63

Ford Credit Auto Owner Trust 2020-B
Monthly Investor Report

Collection Period	May 2021
Payment Date	6/15/2021
Transaction Month	12
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		86	$133,251.42
(Recoveries)		26	$90,340.46
Net Loss for Current Collection Period			$42,910.96
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.0349%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.2260%
Second Prior Collection Period			0.1202%
Prior Collection Period			0.0493%
Current Collection Period			0.0356%
Four Month Average (Current and Prior Three Collection Periods)			0.1078%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		1,507	$3,024,260.18
(Cumulative Recoveries)			$464,183.08
Cumulative Net Loss for All Collection Periods			$2,560,077.10
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.1136%

Average Realized Loss for Receivables that have experienced a Realized Loss			$2,006.81
Average Net Loss for Receivables that have experienced a Realized Loss			$1,698.79

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	0.52%	261	$7,358,363.06
61-90 Days Delinquent	0.04%	23	$543,449.37
91-120 Days Delinquent	0.01%	4	$94,645.38
Over 120 Days Delinquent	0.01%	6	$176,436.94
Total Delinquent Receivables	0.58%	294	$8,172,894.75

Repossession Inventory:
Repossessed in the Current Collection Period		15	$564,212.69
Total Repossessed Inventory		22	$776,683.33

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.0504%
Prior Collection Period			0.0568%
Current Collection Period			0.0565%
Three Month Average			0.0546%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	0.70%
13-24	1.40%
25-36	2.30%
37+	3.60%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.0575%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2020-B
Monthly Investor Report

Collection Period	May 2021
Payment Date	6/15/2021
Transaction Month	12

Receivables Granted Payment Extensions in the Current Collection Period:	# of Receivables	Amount

1 Month Extended	144	$4,447,357.66
2 Months Extended	111	$4,031,263.36
3+ Months Extended	14	$532,500.85

Total Receivables Extended	269	$9,011,121.87

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC

CIK#: 0000038009
Date: February 4, 2021

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer